Statement of cash flows, additional disclosures (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Interest income received on accounts payable to clients	R$ 9,395,387	R$ 7,122,635	R$ 5,962,063
Finance cost of sale of receivables	(2,041,529)	(2,544,359)	(3,195,130)
Interest income received, net of costs	R$ 7,353,858	R$ 4,578,276	R$ 2,766,933